Income Tax - Disclosure of Deferred Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	€ 8,743	€ 9,415	€ 9,006
Deferred tax liabilities, offset amount	8,743	9,415	9,006
Deferred tax assets / Tax losses carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	8,241	8,699	8,344
Deferred tax assets	142,649	128,272	115,322
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carryforwards - France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	139,867	125,491	112,549
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carry forwards - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,781	2,781	2,773
Deferred tax assets / Provision for defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	481	682	610
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	21	34	52
Deferred tax liabilities, offset amount	0	7	0
Deferred tax liabilities / Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, offset amount	8,189	8,754	8,233
Deferred tax liabilities / Lease contract (IFRS 16 application)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, offset amount	443	500	553
Deferred tax assets / Tax amortization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, offset amount	€ 111	€ 154	€ 220